Contingent Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 31, 2023	Dec. 07, 2022	Dec. 31, 2023
Contingent Liabilities [Line Items]
Ownership percentage			10.00%
Directors [Member]
Contingent Liabilities [Line Items]
Ownership percentage	70.00%
DeepCube [Member]
Contingent Liabilities [Line Items]
Acquired in cash		$ 40,000
Proceeds from ADS shares		$ 30,000